POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Bottom of range | Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Discount rate	3.80%	1.00%
Rate of compensation increase	0.00%	0.00%
Bottom of range | Post-employment plan
Disclosure of defined benefit plans [line items]
Discount rate	5.10%	2.90%
Immediate trend rate	4.00%	3.50%
Ultimate trend rate	4.00%	3.50%
Top of range | Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Discount rate	5.10%	3.00%
Rate of compensation increase	3.50%	2.70%
Top of range | Post-employment plan
Disclosure of defined benefit plans [line items]
Discount rate	6.40%	5.30%
Immediate trend rate	4.30%	4.00%
Ultimate trend rate	4.30%	4.00%